Allowance for doubtful accounts and credit losses - Additional Information (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts, non-current	$ 322	¥ 30,269	¥ 31,093